Share-based Compensation (Share Options, Additional Information) (Details)	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Share Options [Member] USD ($)	Dec. 31, 2012 Share Options [Member] CNY	Dec. 31, 2011 Share Options [Member] USD ($)	Dec. 31, 2010 Share Options [Member] USD ($)	Jul. 31, 2010 Non-employees [Member] Share Options [Member] USD ($)	Dec. 31, 2012 Former employees [Member] Share Options [Member] USD ($)	Dec. 31, 2012 Former employees [Member] Share Options [Member] CNY	Dec. 31, 2012 ADS [Member] Share Options [Member] USD ($)	Dec. 31, 2012 Ordinary Shares [Member] Share Options [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (US$ per share)												$ 3.64	$ 0.46
Share options to non-employees, number of options issued									6,450,000
Share options to non-employees, exercise price (US$ per share)									$ 0.03215
Share options to non-employees, award vesting term									4 years
Number of options granted	0	0	0	15,768,225	0	0	0
Weighted-average grant date fair values of options granted (US$ per share)								$ 0.25
Cash received from former employees' exercise of options										$ 200,000	1,200,000
Shares issued to former employees after IPO (number of shares)										3,511,049	3,511,049
Contingently issuable shares to be issued upon former employees' request (number of shares)										3,201,342	3,201,342
Recognized Share-based compensation expenses	1,085,000	6,759,000	66,092,000	16,561,000	(10,000)	(100,000)	4,000,000	16,600,000
Unrecognized share-based compensation expenses for options					$ 50,000	300,000
Period for recognition					1 year 21 days	1 year 21 days